Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ (4,744)		$ (1,678)		$ (5,148)
International	16,984		17,394		16,390
Income from continuing operations before provision for taxes on income(a), (b)	$ 12,240	[1],[2]	$ 15,716	[1],[2]	$ 11,242	[1],[2]

[1]	2014 v. 2013––The increase in the domestic loss was primarily due to lower revenues, the non-recurrence of income from a litigation settlement in 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., higher charges related to other legal matters, a non-tax deductible charge in the third quarter of 2014 to account for an additional year of the Branded Prescription Drug Fee in accordance with final regulations issued by the U.S. Internal Revenue Service (IRS), higher research and development expenses, and higher charges for business and legal entity alignment costs, partially offset by lower amortization of intangible assets, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, and lower asset impairments. The decrease in international income is primarily related to lower revenues, the non-recurrence of the gain associated with the transfer of certain product rights to Pfizer’s equity-method investment in China (Hisun Pfizer) in 2013, and higher research and development expenses, partially offset by lower amortization of intangible assets, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives and the non-recurrence of certain charges.
[2]	2013 v. 2012––The decrease in the domestic loss was primarily due to income from a litigation settlement in the second quarter of 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by lower revenues. The increase in international income is primarily related to the gain associated with the transfer of certain product rights to Hisun Pfizer in 2013, lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives and lower amortization of intangible assets, partially offset by lower revenues and higher asset impairments and other charges.